RIGHT-OF-USE ASSETS - Summary of Lease Expenses Recognized in Consolidated Income Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 765	$ 790
Interest expenses (included in finance cost)	85	98	$ 80
Expenses relating to short-term leases	16	15
Expenses relating to lease of low-value assets that are not short-term leases	0	1
Land
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	263	208
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	413	456
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	52	82
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 37	$ 44